STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 36.7%
Australia - .1%
Westpac Banking, Sr. Unscd. Notes	2.00	1/13/2023	15,000	15,377
Canada - .6%
Bank of Montreal, Sub. Notes	4.34	10/5/2028	15,000	16,083
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.10	4/2/2024	10,000	10,662
Province of Ontario, Sr. Unscd. Bonds	2.50	4/27/2026	25,000	26,975
Province of Ontario, Sr. Unscd. Notes	1.60	2/25/2031	10,000	10,083
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	20,000	19,943
Rogers Communications, Gtd. Notes	2.90	11/15/2026	15,000	16,204
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.25	3/11/2024	5,000	5,350
				105,300
Germany - .4%
KfW, Govt. Gtd. Bonds	0.00	4/18/2036	15,000	[a] 11,706
KfW, Govt. Gtd. Bonds	0.38	7/18/2025	10,000	9,920
KfW, Govt. Gtd. Notes	2.63	2/28/2024	25,000	26,489
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	2.00	1/13/2025	15,000	15,775
				63,890
Ireland - .0%
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	10,000	10,456
Japan - .2%
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.78	3/2/2025	25,000	27,514
Panama - .1%
Panama, Sr. Unscd. Bonds	9.38	4/1/2029	10,000	14,812
Peru - .1%
Peru, Sr. Unscd. Bonds	2.78	1/23/2031	15,000	15,096
Poland - .1%
Poland, Sr. Unscd. Notes	3.25	4/6/2026	15,000	16,579
Supranational - .6%
Asian Development Bank, Sr. Unscd. Notes	1.50	10/18/2024	15,000	15,507
European Bank for Reconstruction & Development, Sr. Unscd. Notes	2.75	3/7/2023	10,000	10,408
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	10,000	9,742
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	10,000	10,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 36.7% (continued)
Supranational - .6% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	15,000	15,517
International Bank For Reconstruction & Development, Sr. Unscd. Notes	0.88	7/15/2026	25,000	25,174
NXP, Gtd. Notes	2.50	5/11/2031	10,000	10,314
				97,154
United Kingdom - .3%
AstraZeneca, Sr. Unscd. Notes	6.45	9/15/2037	10,000	15,227
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	15,000	17,585
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	10,000	13,353
				46,165
United States - 34.1%
3M, Sr. Unscd. Bonds	2.88	10/15/2027	15,000	16,435
AbbVie, Sr. Unscd. Notes	2.90	11/6/2022	5,000	5,158
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	5,000	5,495
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	5,000	6,633
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	10,000	12,381
Amazon.com, Sr. Unscd. Notes	4.80	12/5/2034	10,000	13,099
American Express, Sr. Unscd. Notes	3.40	2/22/2024	25,000	26,752
American Tower, Sr. Unscd. Notes	3.50	1/31/2023	25,000	26,177
American Water Capital, Sr. Unscd. Notes	2.80	5/1/2030	15,000	16,284
American Water Capital, Sr. Unscd. Notes	4.15	6/1/2049	10,000	12,523
American Water Capital, Sr. Unscd. Notes	4.20	9/1/2048	15,000	18,811
Amgen, Sr. Unscd. Notes	4.56	6/15/2048	10,000	12,982
Apple, Sr. Unscd. Notes	3.25	2/23/2026	15,000	16,519
Bank of America, Sr. Unscd. Notes	2.46	10/22/2025	25,000	26,211
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	10,000	11,790
Becton Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	10,000	10,651
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	15,000	17,736
Bristol-Myers Squibb, Sr. Unscd. Notes	3.88	8/15/2025	10,000	11,141
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	10,000	12,357
Carrier Global, Sr. Unscd. Notes	3.58	4/5/2050	10,000	11,158
Centerpoint Energy Houston Electric, Mortgage Bonds	3.55	8/1/2042	10,000	11,615
Cigna, Gtd. Notes	4.13	11/15/2025	15,000	16,890
Cigna, Gtd. Notes	4.38	10/15/2028	15,000	17,663
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	5,000	7,091
Citigroup, Sr. Unscd. Notes	3.20	10/21/2026	20,000	21,803

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.7% (continued)
United States - 34.1% (continued)
Citigroup, Sr. Unscd. Notes	3.98	3/20/2030	10,000		11,406
Citigroup, Sr. Unscd. Notes	4.41	3/31/2031	15,000		17,644
Citigroup, Sub. Notes	4.75	5/18/2046	10,000		12,907
Commonwealth Edison, First Mortgage Bonds	3.00	3/1/2050	10,000		10,544
Conagra Brands, Sr. Unscd. Notes	5.30	11/1/2038	5,000		6,479
Credit Suisse USA, Gtd. Notes	7.13	7/15/2032	10,000		14,551
Crown Castle International, Sr. Unscd. Bonds	3.80	2/15/2028	10,000		11,253
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	20,000		26,695
Deere & Co., Sr. Unscd. Notes	3.90	6/9/2042	10,000		12,424
Dell International, Sr. Scd. Notes	4.90	10/1/2026	15,000		17,508
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	10,000		11,388
eBay, Sr. Unscd. Notes	2.75	1/30/2023	10,000		10,336
Eli Lilly & Co., Sr. Unscd. Notes	2.25	5/15/2050	10,000		9,348
Federal Home Loan Bank, Bonds	2.50	2/13/2024	25,000		26,471
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K077, Cl. A2	3.85	5/25/2028	30,000	[b]	35,054
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	10,000	[b]	10,592
Federal National Mortgage Association, Notes	0.50	6/17/2025	10,000	[b]	9,991
Federal National Mortgage Association, Notes	6.63	11/15/2030	20,000	[b]	29,271
FedEx, Gtd. Notes	5.25	5/15/2050	15,000		21,014
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	10,000		12,359
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	5,000		5,796
Gilead Sciences, Sr. Unscd. Notes	3.25	9/1/2022	10,000		10,272
Gilead Sciences, Sr. Unscd. Notes	3.50	2/1/2025	5,000		5,422
GlaxoSmithKline Capital, Gtd. Notes	3.88	5/15/2028	15,000		17,344
HCA, Sr. Scd. Notes	5.25	6/15/2049	10,000		13,136
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.45	10/2/2023	10,000		10,801
HP, Sr. Unscd. Notes	3.40	6/17/2030	10,000		10,756
Humana, Sr. Unscd. Notes	3.85	10/1/2024	10,000		10,875
Intel, Sr. Unscd. Notes	3.10	2/15/2060	10,000		10,348
Intel, Sr. Unscd. Notes	3.15	5/11/2027	10,000		11,054
Intel, Sr. Unscd. Notes	3.90	3/25/2030	10,000		11,676
Intercontinental Exchange, Gtd. Notes	3.75	12/1/2025	15,000		16,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 36.7% (continued)
United States - 34.1% (continued)
International Business Machines, Sr. Unscd. Debs.	5.88	11/29/2032	10,000	13,805
International Business Machines, Sr. Unscd. Notes	4.00	6/20/2042	5,000	5,946
ITC Holdings, Sr. Unscd. Notes	3.35	11/15/2027	15,000	16,558
Johnson & Johnson, Sr. Unscd. Notes	2.63	1/15/2025	15,000	16,002
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	10,000	9,798
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	10,000	11,870
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	20,000	23,539
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	10,000	10,892
Lowe's, Sr. Unscd. Notes	4.50	4/15/2030	10,000	11,956
Lowe's, Sr. Unscd. Notes	4.65	4/15/2042	10,000	12,705
Marsh & McLennan, Sr. Unscd. Notes	4.75	3/15/2039	15,000	19,654
Mastercard, Sr. Unscd. Notes	2.00	3/3/2025	10,000	10,495
McDonald's, Sr. Unscd. Notes	3.70	2/15/2042	10,000	11,363
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	5,000	6,059
Microsoft, Sr. Unscd. Notes	2.88	2/6/2024	10,000	10,599
Microsoft, Sr. Unscd. Notes	4.25	2/6/2047	10,000	13,317
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	10,000	12,774
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	20,000	23,524
Morgan Stanley, Sub. Notes	4.10	5/22/2023	15,000	15,969
Motorola Solutions, Sr. Unscd. Notes	2.75	5/24/2031	10,000	10,405
Northern Trust, Sr. Unscd. Notes	3.15	5/3/2029	20,000	22,370
Novartis Capital, Gtd. Notes	2.00	2/14/2027	10,000	10,472
Oncor Electric Delivery, Sr. Scd. Notes	3.10	9/15/2049	10,000	10,801
Oncor Electric Delivery, Sr. Scd. Notes	3.70	11/15/2028	15,000	17,300
Oracle, Sr. Unscd. Notes	1.65	3/25/2026	10,000	10,194
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	10,000	10,708
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	10,000	11,156
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	15,000	16,572
PepsiCo, Sr. Unscd. Notes	2.75	4/30/2025	15,000	16,116
Potomac Electric Power, First Mortgage Bonds	6.50	11/15/2037	15,000	22,460
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	10,000	10,407
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	5,000	6,389
Target, Sr. Unscd. Notes	2.50	4/15/2026	15,000	16,161
Texas Instruments, Sr. Unscd. Notes	3.88	3/15/2039	10,000	12,258
The Coca-Cola Company, Sr. Unscd. Notes	3.45	3/25/2030	10,000	11,465

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 36.7% (continued)
United States - 34.1% (continued)
The Dow Chemical Company, Sr. Unscd. Notes	2.10	11/15/2030	10,000	10,126
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	20,000	22,165
The Home Depot, Sr. Unscd. Notes	3.50	9/15/2056	10,000	11,600
The Home Depot, Sr. Unscd. Notes	3.90	12/6/2028	10,000	11,681
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	10,000	10,732
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	10,000	11,297
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	15,000	15,389
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	10,000	12,104
Truist Financial, Sr. Unscd. Notes	3.75	12/6/2023	10,000	10,759
TWDC Enterprises 18, Gtd. Notes	4.13	6/1/2044	10,000	12,319
Tyson Foods, Sr. Unscd. Notes	4.55	6/2/2047	10,000	12,455
U.S. Treasury Bonds	1.13	5/15/2040	10,000	8,938
U.S. Treasury Bonds	1.13	8/15/2040	12,000	10,688
U.S. Treasury Bonds	1.25	5/15/2050	12,000	10,218
U.S. Treasury Bonds	1.38	8/15/2050	15,000	13,179
U.S. Treasury Bonds	1.38	11/15/2040	25,000	23,234
U.S. Treasury Bonds	1.63	11/15/2050	15,000	14,026
U.S. Treasury Bonds	1.88	2/15/2041	5,000	5,058
U.S. Treasury Bonds	1.88	2/15/2051	13,000	12,912
U.S. Treasury Bonds	2.00	2/15/2050	22,000	22,452
U.S. Treasury Bonds	2.25	8/15/2049	9,000	9,680
U.S. Treasury Bonds	2.38	5/15/2051	10,000	11,096
U.S. Treasury Bonds	2.38	11/15/2049	10,000	11,050
U.S. Treasury Bonds	2.50	2/15/2045	10,000	11,191
U.S. Treasury Bonds	2.75	8/15/2047	40,000	47,125
U.S. Treasury Bonds	2.75	11/15/2042	5,000	5,811
U.S. Treasury Bonds	2.88	5/15/2049	13,000	15,775
U.S. Treasury Bonds	3.00	2/15/2048	30,000	37,020
U.S. Treasury Bonds	3.00	8/15/2048	3,000	3,709
U.S. Treasury Bonds	3.00	2/15/2049	17,000	21,077
U.S. Treasury Bonds	3.13	11/15/2041	18,000	22,113
U.S. Treasury Bonds	3.13	2/15/2042	35,000	43,047
U.S. Treasury Bonds	3.13	5/15/2048	32,000	40,390
U.S. Treasury Bonds	3.63	2/15/2044	10,000	13,317
U.S. Treasury Bonds	3.88	8/15/2040	11,000	14,868
U.S. Treasury Bonds	4.38	5/15/2040	28,000	40,179
U.S. Treasury Bonds	4.38	11/15/2039	7,000	10,006
U.S. Treasury Bonds	4.50	2/15/2036	5,000	7,024

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 36.7% (continued)
United States - 34.1% (continued)
U.S. Treasury Notes	0.13	7/31/2023	25,000	24,970
U.S. Treasury Notes	0.13	12/31/2022	50,000	50,006
U.S. Treasury Notes	0.13	8/31/2022	25,000	25,010
U.S. Treasury Notes	0.13	7/15/2023	10,000	9,991
U.S. Treasury Notes	0.13	9/15/2023	15,000	14,977
U.S. Treasury Notes	0.13	10/15/2023	25,000	24,952
U.S. Treasury Notes	0.13	12/15/2023	10,000	9,974
U.S. Treasury Notes	0.13	5/15/2023	20,000	19,992
U.S. Treasury Notes	0.13	1/15/2024	10,000	9,969
U.S. Treasury Notes	0.25	4/15/2023	20,000	20,036
U.S. Treasury Notes	0.25	7/31/2025	10,000	9,884
U.S. Treasury Notes	0.38	12/31/2025	12,000	11,876
U.S. Treasury Notes	0.38	11/30/2025	10,000	9,906
U.S. Treasury Notes	0.50	4/30/2027	15,000	14,735
U.S. Treasury Notes	0.50	2/28/2026	25,000	24,844
U.S. Treasury Notes	0.50	3/15/2023	25,000	25,149
U.S. Treasury Notes	0.50	6/30/2027	20,000	19,610
U.S. Treasury Notes	0.63	5/15/2030	17,000	16,228
U.S. Treasury Notes	0.63	8/15/2030	25,000	23,795
U.S. Treasury Notes	0.63	12/31/2027	15,000	14,721
U.S. Treasury Notes	0.63	3/31/2027	20,000	19,816
U.S. Treasury Notes	0.75	3/31/2026	15,000	15,070
U.S. Treasury Notes	0.75	4/30/2026	15,000	15,064
U.S. Treasury Notes	0.88	6/30/2026	25,000	25,229
U.S. Treasury Notes	0.88	11/15/2030	30,000	29,135
U.S. Treasury Notes	1.13	2/15/2031	15,000	14,872
U.S. Treasury Notes	1.38	8/31/2026	10,000	10,332
U.S. Treasury Notes	1.38	2/15/2023	15,000	15,289
U.S. Treasury Notes	1.38	1/31/2025	25,000	25,804
U.S. Treasury Notes	1.38	10/15/2022	25,000	25,387
U.S. Treasury Notes	1.50	11/30/2024	20,000	20,721
U.S. Treasury Notes	1.50	9/15/2022	85,000	86,351
U.S. Treasury Notes	1.50	1/15/2023	15,000	15,302
U.S. Treasury Notes	1.50	8/15/2026	15,000	15,590
U.S. Treasury Notes	1.50	3/31/2023	25,000	25,563
U.S. Treasury Notes	1.50	2/15/2030	15,000	15,436
U.S. Treasury Notes	1.63	5/15/2031	20,000	20,736
U.S. Treasury Notes	1.63	12/15/2022	15,000	15,312
U.S. Treasury Notes	1.63	11/15/2022	15,000	15,295
U.S. Treasury Notes	1.63	5/15/2026	25,000	26,129
U.S. Treasury Notes	1.63	2/15/2026	10,000	10,444
U.S. Treasury Notes	1.63	8/15/2029	25,000	26,028
U.S. Treasury Notes	1.63	11/30/2026	25,000	26,146

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.7% (continued)
United States - 34.1% (continued)
U.S. Treasury Notes	1.75	12/31/2026	20,000		21,056
U.S. Treasury Notes	1.75	12/31/2024	15,000		15,674
U.S. Treasury Notes	1.88	6/30/2026	5,000		5,288
U.S. Treasury Notes	1.88	8/31/2024	55,000		57,546
U.S. Treasury Notes	2.00	2/15/2025	30,000		31,623
U.S. Treasury Notes	2.00	6/30/2024	65,000		68,145
U.S. Treasury Notes	2.00	8/15/2025	25,000		26,449
U.S. Treasury Notes	2.00	4/30/2024	100,000		104,656
U.S. Treasury Notes	2.00	5/31/2024	65,000		68,085
U.S. Treasury Notes	2.13	5/31/2026	10,000		10,691
U.S. Treasury Notes	2.13	9/30/2024	18,000		18,990
U.S. Treasury Notes	2.13	7/31/2024	50,000		52,656
U.S. Treasury Notes	2.13	11/30/2024	30,000		31,699
U.S. Treasury Notes	2.25	11/15/2025	10,000		10,706
U.S. Treasury Notes	2.25	10/31/2024	30,000		31,799
U.S. Treasury Notes	2.25	11/15/2024	45,000		47,711
U.S. Treasury Notes	2.25	12/31/2024	25,000		26,543
U.S. Treasury Notes	2.25	3/31/2026	25,000		26,845
U.S. Treasury Notes	2.38	8/15/2024	25,000		26,529
U.S. Treasury Notes	2.38	5/15/2027	25,000		27,209
U.S. Treasury Notes	2.38	5/15/2029	28,000		30,712
U.S. Treasury Notes	2.63	2/15/2029	15,000		16,707
U.S. Treasury Notes	2.75	2/28/2025	20,000		21,622
U.S. Treasury Notes	2.75	2/15/2028	5,000		5,579
U.S. Treasury Notes	2.88	8/15/2028	25,000		28,201
U.S. Treasury Notes	2.88	5/15/2028	40,000		45,044
U.S. Treasury Notes	3.13	11/15/2028	35,000		40,169
United Parcel Service, Sr. Unscd. Notes	3.05	11/15/2027	15,000		16,782
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	5,000		4,872
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	10,000		11,744
Verizon Communications, Sr. Unscd. Notes	5.01	8/21/2054	10,000		13,819
Viacomcbs, Sr. Unscd. Debs.	5.85	9/1/2043	10,000		14,016
Visa, Sr. Unscd. Notes	3.15	12/14/2025	15,000		16,466
WW Grainger, Sr. Unscd. Notes	1.85	2/15/2025	10,000		10,390
Zoetis, Sr. Unscd. Notes	3.90	8/20/2028	15,000		17,302
Federal Home Loan Mortgage Corp.:
2.00%, 1/1/2051-3/1/2051			48,616	[b]	49,672
2.50%, 5/1/2035-8/1/2050			86,296	[b]	90,106
3.00%, 7/1/2046-6/1/2050			37,081	[b]	39,005
3.50%, 11/1/2047-7/1/2049			44,535	[b]	47,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.7% (continued)
United States - 34.1% (continued)
4.00%, 5/1/2049			8,429	[b]	8,998
5.00%, 10/1/2049			11,208	[b]	12,309
Federal National Mortgage Association:
2.00%			25,000	[b,c]	25,911
1.50%, 6/1/2051			24,860	[b]	24,638
1.50%			50,000	[b,c]	50,228
2.00%, 9/1/2040-5/1/2051			69,968	[b]	71,640
2.00%			250,000	[b,c]	255,901
2.50%			100,000	[b,c]	104,176
2.50%, 11/1/2031-11/1/2050			88,098	[b]	92,100
3.00%			50,000	[b,c]	52,463
3.00%, 6/1/2034-6/1/2050			113,802	[b]	119,981
3.50%, 9/1/2037-11/1/2049			107,447	[b]	114,554
3.50%			25,000	[b,c]	26,709
4.00%			25,000	[b,c]	26,717
4.00%, 1/1/2048-8/1/2049			54,170	[b]	58,067
4.50%, 8/1/2047			8,831	[b]	9,560
4.50%			50,000	[b,c]	53,893
5.50%, 9/1/2049			13,331	[b]	14,863
Government National Mortgage Association II:
2.00%			50,000	[c]	51,213
2.00%, 3/20/2051			24,549		25,166
2.50%			75,000	[c]	77,979
3.00%, 11/20/2045-8/20/2050			74,543		78,669
3.50%			25,000	[c]	26,256
3.50%, 11/20/2046-6/20/2049			53,014		56,006
4.00%, 4/20/2049-10/20/2049			30,681		32,552
4.50%, 2/20/2049-6/20/2049			13,874		14,795
5.00%, 6/20/2049			8,040		8,668
				5,533,773
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	10,000		12,941
Total Bonds and Notes (cost $5,808,049)			5,959,057
Description			Shares		Value ($)
Common Stocks - 62.5%
Australia - 1.0%
Australia & New Zealand Banking Group			1,266		25,783
CSL			197		41,821
Dexus			5,720		43,152
Insurance Australia Group			4,796		17,123
National Australia Bank			1,145		21,802

Description	Shares	Value ($)
Common Stocks - 62.5% (continued)
Australia - 1.0% (continued)
Westpac Banking	983	17,619
		167,300
Canada - .5%
Intact Financial	151	20,576
The Toronto-Dominion Bank	876	58,243
		78,819
China - 2.2%
3SBio	46,000	[d,e] 38,383
Alibaba Group Holding	4,576	[e] 111,821
Meituan, Cl. B	2,215	[d,e] 61,384
Ping An Insurance Group Company of China, Cl. H	5,000	43,888
Tencent Holdings	1,689	104,230
		359,706
Denmark - 1.6%
Chr. Hansen Holding	874	78,608
Novo Nordisk, Cl. B	217	20,100
Novozymes, Cl. B	1,197	94,088
Orsted	451	[d] 67,075
		259,871
France - 2.9%
BNP Paribas	749	45,568
Bureau Veritas	619	20,432
Danone	655	48,215
Kering	50	44,895
Legrand	886	99,817
L'Oreal	259	118,639
LVMH	25	20,006
Sanofi	651	67,084
		464,656
Germany - 2.3%
Allianz	82	20,422
Brenntag	712	71,110
Continental	486	66,052
Fresenius Medical Care & Co.	261	20,606
Infineon Technologies	2,782	106,075
SAP	622	89,211
		373,476
Hong Kong - 1.0%
AIA Group	9,000	107,958
Link REIT	6,500	62,191
		170,149
Ireland - 1.7%
Accenture, Cl. A	408	129,613

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 62.5% (continued)
Ireland - 1.7% (continued)
Kerry Group, Cl. A	322	47,741
Medtronic	718	94,281
		271,635
Japan - 4.1%
Ebara	2,100	103,962
Fast Retailing	100	67,847
Honda Motor	1,300	41,586
KDDI	1,100	33,570
M3	1,000	65,505
Mitsubishi UFJ Financial Group	3,800	20,133
Nippon Telegraph & Telephone	600	15,373
Recruit Holdings	700	36,200
Seven & i Holdings	800	35,655
Sony Group	500	52,191
Sugi Holdings	600	44,230
Sumitomo Mitsui Financial Group	500	16,854
Suntory Beverage & Food	1,100	38,674
Takeda Pharmaceutical	1,200	39,890
Toyota Motor	600	53,884
		665,554
Netherlands - 1.1%
ASML Holding	196	149,038
Wolters Kluwer	203	23,155
		172,193
Norway - .6%
DNB Bank	1,238	[e] 25,370
Mowi	2,597	66,147
		91,517
South Africa - .2%
Naspers, Cl. N	152	29,254
South Korea - .5%
Samsung SDI	138	89,182
Spain - .6%
Banco Santander	12,851	47,014
Iberdrola	4,192	50,528
		97,542
Switzerland - 1.6%
Lonza Group	69	53,702
Nestle	460	58,288
Roche Holding	328	126,838
Zurich Insurance Group	42	16,931
		255,759

Description	Shares		Value ($)
Common Stocks - 62.5% (continued)
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing	8,000		166,580
Thailand - .2%
Kasikornbank	9,200		28,849
United Kingdom - 5.2%
3i Group	1,146		20,368
Ascential	7,489		44,974
AstraZeneca	178		20,443
Aviva	11,443		61,566
Barclays	16,739		40,568
Barratt Developments	4,110		40,171
Bunzl	1,376		50,978
Ferguson	464		65,045
Genus	268	[e]	20,488
GlaxoSmithKline	1,049		20,729
HSBC Holdings	3,323		18,341
Informa	10,230	[e]	70,342
Linde	411		126,337
Prudential	2,146		40,337
RELX	1,545		45,383
Taylor Wimpey	23,537		53,810
Travis Perkins	3,741	[e]	88,498
Unilever	359		20,673
		849,051
United States - 34.2%
Abbott Laboratories	589		71,257
Adobe	138	[e]	85,785
Albemarle	478		98,487
Alphabet, Cl. C	82	[e]	221,762
Amazon.com	56	[e]	186,345
American Express	332		56,616
American Tower	215	[f]	60,802
Amgen	208		50,240
Apple	2,916		425,328
Applied Materials	869		121,599
AT&T	2,514		70,518
Automatic Data Processing	245		51,359
Becton Dickinson & Co.	81		20,716
Beyond Meat	356	[e]	43,681
Biogen	141	[e]	46,069
BlackRock	62		53,765
Booking Holdings	25	[e]	54,457
Bristol-Myers Squibb	921		62,508
Brixmor Property Group	2,332	[f]	53,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.5% (continued)
United States - 34.2% (continued)
Cigna	206		47,275
Citigroup	1,796		121,446
CME Group	102		21,637
CMS Energy	1,618		99,976
Colgate-Palmolive	604		48,018
Costco Wholesale	143		61,450
Dollar General	102		23,729
Ecolab	496		109,532
Eli Lilly & Co.	223		54,301
Emerson Electric	639		64,469
Eversource Energy	1,217		104,991
Fidelity National Information Services	344		51,273
Intel	1,363		73,220
Intuit	233		123,483
JPMorgan Chase & Co.	1,118		169,690
Laureate Education, Cl. A	2,110	[e]	31,249
Lowe's	326		62,817
Mastercard, Cl. A	392		151,288
Merck & Co.	1,701		130,756
Microsoft	1,435		408,846
Morgan Stanley	607		58,260
NIKE, Cl. B	464		77,725
Norfolk Southern	431		111,125
Otis Worldwide	974		87,222
PayPal Holdings	335	[e]	92,303
PepsiCo	854		134,035
Prologis	445	[f]	56,978
S&P Global	54		23,151
salesforce.com	515	[e]	124,594
Starbucks	504		61,201
Texas Instruments	668		127,334
The Estee Lauder Companies, Cl. A	163		54,414
The Goldman Sachs Group	259		97,094
The Home Depot	346		113,554
The PNC Financial Services Group	257		46,879
The Procter & Gamble Company	399		56,750
The TJX Companies	764		52,571
The Walt Disney Company	503	[e]	88,538
Thermo Fisher Scientific	145		78,301
Union Pacific	270		59,065
United Parcel Service, Cl. B	204		39,037
Verizon Communications	847		47,246

Description		Shares	Value ($)
Common Stocks - 62.5% (continued)
United States - 34.2% (continued)
Visa, Cl. A		328	80,816
			5,562,616
Total Common Stocks (cost $7,362,792)		10,153,709
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 7.5%
Registered Investment Companies - 7.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,219,711)	0.05	1,219,711	[g] 1,219,711
Total Investments (cost $14,390,552)		106.7%	17,332,477
Liabilities, Less Cash and Receivables		(6.7%)	(1,088,865)
Net Assets		100.0%	16,243,612

REIT—Real Estate Investment Trust

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Purchased on a forward commitment basis.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $166,842 or 1.03% of net assets.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	1,732,282	-	1,732,282
Equity Securities – Common Stocks	5,991,666	4,162,043††	-	10,153,709
Foreign Governmental	-	116,429	-	116,429
Investment Companies	1,219,711	-	-	1,219,711
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	45,646	-	45,646
U.S. Government Agencies Mortgage-Backed	-	1,720,174	-	1,720,174
U.S. Government Agencies Obligations	-	65,733	-	65,733
U.S. Treasury Securities	-	2,278,793	-	2,278,793

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2021, accumulated net unrealized appreciation on investments was $2,941,925, consisting of $3,086,133 gross unrealized appreciation and $144,208 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.